Note 8 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Debt [Table Text Block]
December 31, 2015

Revolving credit facility	$49,453
3.84% Notes	150,000
Capital leases maturing at various dates through 2020	1,356
Other long-term debt maturing at various dates up to 2017	390
201,199
Less: current portion	4,041
Long-term debt - non-current	$197,158

Schedule of Maturities of Long-term Debt [Table Text Block]
2016	$4,041
2017	359
2018	263
2019	76
2020 and thereafter	196,460